Deferred Income Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Movements of deferred tax liabilities
The movements of the deferred tax liabilities are as follows:

Accelerated depreciation allowance
US$ in millions
At January 1, 2021	$(56)
Credit for the year	2
At December 31, 2021	(54)
Credit for the year	9
At December 31, 2022	$(45)

Unrecognized deferred tax assets	The unrecognized deferred income tax assets in respect of losses that can be carried forward against future taxable income and pre-opening expenses are as follows:

	December 31,
	2022	2021
	US$ in millions
Arising from unused tax losses	$481	$421
Arising from pre-opening expenses	—	1
	$481	$422